Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 [ProtectionAndIndemnityClubInsuranceMember]	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 [TotalFutureRentalCommitmentsMember]	Dec. 31, 2012 [TotalFutureMinimumContractualCharterRevenueMember]	Dec. 31, 2010 [SeanergyMaritimeHoldingsCorpNewMember]
Minimum liabilities insurance coverage			$ 1,000,000
Foreign Currency Exchange Rate, Translation, Descriptive				EUR 1.00:$1.3193	$1.00:HK$7.7503
Rental commitments	66	462				528
Future minimum contractual charter revenue							2,818
Office Rental Expense								$ 1,351